Inventories, Net - Schedule of Inventory (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 2,336	$ 2,346	$ 2,238
Work in progress	380	158	117
Finished goods	411	77
Inventory gross		2,672	2,355
Less - provision for slow moving inventory		(91)	(226)
Inventory, net	$ 3,127	$ 2,581	$ 2,129